Note 18 - Events After the Reporting Period -Additional Information (Details)		1 Months Ended	2 Months Ended
	Feb. 28, 2025 shares	Dec. 31, 2024 $ / shares	Feb. 28, 2025 shares $ / shares
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			1,853,450
Weighted average grant date fair value of RSUs granted | $ / shares			$ 19.67
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share) | $ / shares		$ 0.4	$ 0.4
Potential ordinary share transactions [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of Instruments, Other Equity Instruments, Increase From Dividends (in shares)			65,572
Potential ordinary share transactions [member] | ADS equivalent [member]
Statement Line Items [Line Items]
Number of Instruments, Other Equity Instruments, Increase From Dividends (in shares)	1,020,700